FINANCIAL INSTRUMENTS AND FINANCIAL RISK	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Streamex Exchange Corporation [Member]
Restructuring Cost and Reserve [Line Items]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK

8. FINANCIAL INSTRUMENTS AND FINANCIAL RISK

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
●	Level 3 – Inputs that are not based on observable market data.

The Company’s financial instruments consist of cash, accounts receivable, sales taxes receivable and accounts payable. The fair value of accounts receivable, sales taxes receivable and accounts payable approximates their carrying values.

The Company is exposed to risks of varying degrees of significance from its use of financial instruments which could affect its ability to achieve its strategic objectives for growth and stakeholder returns. The principal risks to which the Company is exposed, and the actions taken to manage them, are described below. Management manages and monitors these exposures to ensure appropriate measures are implemented in a timely and effective manner.

The risks associated with the Company’s financial instruments and the policies on how to mitigate these risks are set out below.

a)	Currency risk

Currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company’s corporate office is based in Canada and all of the Company’s assets and expenses are denominated in Canadian dollars. The Company does not have any significant foreign currency denominated monetary liabilities.

b)	Interest rate risk

The Company is exposed to interest rate risk on the variable rate of interest earned on bank deposits. The fair value interest rate risk on bank deposits is insignificant as the deposits are short-term. The Company has not entered into any derivative instruments to manage interest rate fluctuations.

STREAMEX EXCHANGE CORPORATION

Notes to the Condensed Interim Financial Statements

(Expressed in Canadian Dollars – unaudited)

8. FINANCIAL INSTRUMENTS AND FINANCIAL RISK (continued)

c)	Credit risk

Credit risk is the risk of loss associated with the counterparty’s inability to fulfill its payment obligations. The Company’s cash is held in a large Canadian financial institution. The Company maintains certain cash deposits, which from time to time may exceed federally insured limits. The Company has not experienced any significant credit losses on its cash deposits and believes it is not exposed to any significant credit risk on these deposits. The Company’s sales tax receivable is due from the Government of Canada; therefore, the credit risk exposure is low.

d)	Liquidity risk

In the management of the liquidity risk of the Company, the Company maintains a balance between continuity of funding and flexibility through the use of borrowings. Management closely monitors the liquidity position. As at March 31, 2025, the Company had a cash balance of $455,628 to settle current liabilities of $355,507. The Company will require additional cash financing to meet its current obligations and to fund ongoing operations.

8. FINANCIAL INSTRUMENTS AND FINANCIAL RISK

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
●	Level 3 – Inputs that are not based on observable market data.

The Company’s financial instruments consist of cash, accounts receivable, sales taxes receivable, accounts payable and accrued liabilities. The fair value of accounts receivable, sales taxes receivable and accounts payable approximates their carrying values.

The Company is exposed to risks of varying degrees of significance from its use of financial instruments which could affect its ability to achieve its strategic objectives for growth and stakeholder returns. The principal risks to which the Company is exposed, and the actions taken to manage them, are described below. Management manages and monitors these exposures to ensure appropriate measures are implemented in a timely and effective manner.

The risks associated with the Company’s financial instruments and the policies on how to mitigate these risks are set out below.

a)	Currency risk

Currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company’s corporate office is based in Canada and all of the Company’s assets and expenses are denominated in Canadian dollars. The Company does not have any significant foreign currency denominated monetary liabilities.

STREAMEX EXCHANGE CORPORATION

Notes to the Financial Statements

For the period ended December 31, 2024

(Expressed in Canadian Dollars)

8. FINANCIAL INSTRUMENTS AND FINANCIAL RISK (Continued)

b)	Interest rate risk

The Company is exposed to interest rate risk on the variable rate of interest earned on bank deposits. The fair value interest rate risk on bank deposits is insignificant as the deposits are short-term. The Company has not entered into any derivative instruments to manage interest rate fluctuations.

c)	Credit risk

Credit risk is the risk of loss associated with the counterparty’s inability to fulfill its payment obligations. The Company’s cash is held in a large Canadian financial institution. The Company maintains certain cash deposits, which from time to time may exceed federally insured limits. The Company has not experienced any significant credit losses on its cash deposits and believes it is not exposed to any significant credit risk on these deposits. The Company’s sales tax receivable is due from the Government of Canada; therefore, the credit risk exposure is low.

d)	Liquidity risk

In the management of the liquidity risk of the Company, the Company maintains a balance between continuity of funding and flexibility through the use of borrowings. Management closely monitors the liquidity position. As at December 31, 2024, the Company had a cash balance of $548,907 to settle current liabilities of $284,561. The Company will require additional cash financing to meet its current obligations and to fund ongoing operations.